Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids - Schedule of Prepaid Expenses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Nov. 23, 2023
Schedule of Prepaid Expenses [Abstract]
Prepaid fees to Renda	$ 81,359	$ 73,429
Prepaid fees to Beijing University Graduate School of Education		670,820
Prepaid insurance	13,437	66,930
Other prepaid expenses	42,091	146,859	$ 15,000,000
Prepaid tuition fees to Shanghai Jiao Tong University		144,131
Prepaid fees to Guangzhou Zhonghong Hean	67,215	100,822
Prepaid to Jishi Holdings	386,341
Total	$ 590,443	$ 1,202,991